UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	55.9%
AAA	0.7%
AA	1.0%
A	5.4%
BBB	25.0%
BB and Below	7.3%
Short-Term Investments and Net Other Assets	4.7%

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	47.7%
AAA	1.7%
AA	1.8%
A	7.4%
BBB	29.7%
BB and Below	9.3%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	34.1%
U.S. Government and U.S. Government Agency Obligations	55.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	2.4%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 9.2%

 ** Futures and Swaps - 0.0%

As of December 31, 2016*,**
Corporate Bonds	41.6%
U.S. Government and U.S. Government Agency Obligations	47.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	3.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Futures and Swaps - 3.3%

 ** Foreign investments - 11.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.9%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,590,033
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,120,112
3.2% 7/13/20	10,000,000	10,188,370
3.25% 5/15/18	1,860,000	1,881,829
3.5% 7/10/19	4,187,000	4,284,494
4.2% 3/1/21	5,411,000	5,674,938
4.25% 5/15/23	2,080,000	2,174,247
4.375% 9/25/21	15,702,000	16,611,617
4.75% 8/15/17	1,940,000	1,946,615
		47,472,255
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,079
4.25% 6/15/23	2,932,000	3,167,536
		3,589,615
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	910,000	926,420
3.7% 1/30/26	2,400,000	2,485,726
		3,412,146
Media - 1.6%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,597,997
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,322,036
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,117,228
4.908% 7/23/25	3,860,000	4,170,390
5.375% 5/1/47 (a)	5,675,000	6,011,834
6.484% 10/23/45	1,700,000	2,042,897
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,695,896
4.5% 9/15/42	1,053,000	1,003,218
5.5% 9/1/41	1,700,000	1,829,117
5.875% 11/15/40	1,500,000	1,673,865
6.55% 5/1/37	18,635,000	22,275,590
6.75% 7/1/18	4,425,000	4,629,559
7.3% 7/1/38	3,781,000	4,837,748
8.25% 4/1/19	7,716,000	8,512,214
		86,719,589

TOTAL CONSUMER DISCRETIONARY		141,193,605

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,001,498
3.3% 2/1/23	10,630,000	10,944,680
4.7% 2/1/36	10,065,000	11,119,329
4.9% 2/1/46	11,511,000	13,010,101
		45,075,608
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,618,289
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,498,762
3.3% 11/18/21	2,918,000	3,008,423
		8,125,474
Tobacco - 0.8%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,376,164
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,001,065
4.25% 7/21/25 (a)	4,804,000	5,071,069
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,119,210
3.25% 6/12/20	939,000	966,663
4% 6/12/22	3,228,000	3,420,189
4.45% 6/12/25	2,341,000	2,513,136
5.7% 8/15/35	1,215,000	1,441,260
5.85% 8/15/45	9,320,000	11,427,233
6.15% 9/15/43	4,000,000	5,001,140
7.25% 6/15/37	2,962,000	4,053,965
		43,391,094

TOTAL CONSUMER STAPLES		96,592,176

ENERGY - 6.2%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,629,128
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,528,475
4.85% 11/15/35	2,154,000	2,305,329
Noble Holding International Ltd.:
5.75% 3/16/18	342,000	344,907
7.7% 4/1/25 (b)	2,180,000	1,673,150
8.7% 4/1/45 (b)	2,104,000	1,504,360
		9,985,349
Oil, Gas & Consumable Fuels - 6.0%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,076,261
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,602,215
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,728,945
5.55% 3/15/26	3,337,000	3,729,451
6.45% 9/15/36	1,002,000	1,180,658
6.6% 3/15/46	4,530,000	5,593,608
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,761,866
3.8% 4/15/24	6,783,000	6,865,176
5.85% 2/1/35	2,497,000	2,772,107
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	5,331,000	5,078,982
5.7% 10/15/19	1,198,000	1,264,357
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	898,110
3.3% 6/1/20	4,379,000	4,486,465
4.5% 6/1/25	1,336,000	1,422,279
ConocoPhillips Co. 5.75% 2/1/19	945,000	1,000,264
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,813,780
5.35% 3/15/20 (a)	3,724,000	3,872,960
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,709,015
5.6% 4/1/44	1,227,000	1,156,448
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,613,235
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,683,029
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,248,136
3.9% 5/15/24 (b)	1,322,000	1,311,111
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,589,217
4.375% 10/15/20	3,093,000	3,255,194
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,850,852
5.5% 12/1/46	2,046,000	2,308,952
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,274,449
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,967,366
2.55% 10/15/19	863,000	870,490
3.7% 2/15/26	4,800,000	4,889,280
3.75% 2/15/25	2,900,000	2,986,678
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	526,734
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,370,393
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,029,480
Petro-Canada 6.05% 5/15/18	1,480,000	1,533,242
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,619,860
5.625% 5/20/43	6,681,000	5,543,560
7.25% 3/17/44	24,245,000	23,838,896
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	13,384,000	13,607,513
Petroleos Mexicanos:
3.125% 1/23/19	642,000	646,494
3.5% 7/18/18	5,440,000	5,505,824
3.5% 7/23/20	32,555,000	32,896,828
3.5% 1/30/23	3,410,000	3,268,485
4.5% 1/23/26	6,809,000	6,618,552
4.625% 9/21/23	7,350,000	7,438,200
4.875% 1/24/22	3,398,000	3,500,654
4.875% 1/18/24	4,539,000	4,597,553
5.375% 3/13/22 (a)	2,700,000	2,842,425
5.5% 1/21/21	3,601,000	3,777,449
5.5% 6/27/44	2,492,000	2,202,928
5.625% 1/23/46	8,402,000	7,448,373
6% 3/5/20	1,625,000	1,742,000
6.375% 1/23/45	4,048,000	3,946,800
6.5% 6/2/41	7,675,000	7,621,275
6.75% 9/21/47	4,975,000	5,024,153
8% 5/3/19	2,537,000	2,774,844
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,039,276
Phillips 66 Partners LP 2.646% 2/15/20	375,000	376,274
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,819,769
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,263,915
6.7% 1/23/25 (b)	2,509,000	2,452,548
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,018,085
Spectra Energy Partners LP 2.95% 9/25/18	733,000	741,262
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,189,880
4.55% 6/24/24	13,337,000	13,703,768
Western Gas Partners LP:
4.65% 7/1/26	8,532,000	8,734,481
5.375% 6/1/21	6,322,000	6,786,288
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,597,899
3.9% 1/15/25	1,216,000	1,229,461
4% 11/15/21	1,605,000	1,669,824
4.3% 3/4/24	5,449,000	5,668,328
4.5% 11/15/23	1,751,000	1,868,851
		317,943,360

TOTAL ENERGY		327,928,709

FINANCIALS - 14.1%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	382,000	385,503
5.5% 7/12/20 (a)	4,200,000	4,402,104
5.75% 9/26/23 (a)	3,877,000	4,095,042
6.5% 6/10/19 (a)	1,340,000	1,422,088
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,338,118
2.6% 1/15/19	7,155,000	7,222,600
3.5% 4/19/26	5,024,000	5,041,614
3.875% 8/1/25	5,381,000	5,567,215
3.95% 4/21/25	4,125,000	4,179,990
4.2% 8/26/24	6,867,000	7,124,169
4.25% 10/22/26	4,261,000	4,388,323
5.75% 12/1/17	12,290,000	12,498,131
5.875% 1/5/21	1,785,000	1,983,754
Barclays PLC:
2% 3/16/18	17,646,000	17,663,946
2.75% 11/8/19	3,581,000	3,613,254
3.25% 1/12/21	4,610,000	4,688,222
4.375% 1/12/26	6,221,000	6,464,341
Citigroup, Inc.:
1.85% 11/24/17	8,579,000	8,592,589
2.15% 7/30/18	9,998,000	10,029,654
3.875% 3/26/25	9,500,000	9,559,546
4.05% 7/30/22	1,800,000	1,881,481
5.5% 9/13/25	1,663,000	1,849,457
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,561,156
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,063,544
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,703,365
3.75% 3/26/25	4,660,000	4,708,660
3.8% 9/15/22	7,240,000	7,521,332
3.8% 6/9/23	8,582,000	8,846,471
Discover Bank:
4.2% 8/8/23	2,849,000	2,996,048
7% 4/15/20	2,309,000	2,562,688
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,062,340
4.5% 6/1/18	1,179,000	1,207,072
8.25% 3/1/38	4,319,000	6,440,795
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,704,361
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,276,102
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,722,287
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,146,922
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	3,070,089
5.71% 1/15/26 (a)	6,992,000	7,383,056
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,852,340
2.95% 10/1/26	8,028,000	7,748,650
3.875% 9/10/24	43,751,000	45,143,551
4.125% 12/15/26	14,080,000	14,626,642
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,495,516
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,814,296
Regions Bank 6.45% 6/26/37	7,720,000	9,309,849
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,896,247
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	44,900,592
6% 12/19/23	8,517,000	9,396,227
6.1% 6/10/23	11,522,000	12,693,926
6.125% 12/15/22	8,239,000	9,019,291
Synchrony Bank 3% 6/15/22	4,542,000	4,520,989
		373,385,545
Capital Markets - 4.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,528,882
4.25% 2/15/24	4,287,000	4,487,610
Credit Suisse AG 6% 2/15/18	6,486,000	6,650,213
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,312,434
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,535,153
2.85% 5/10/19	9,310,000	9,409,608
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,473,693
2.625% 1/31/19	16,652,000	16,825,048
2.9% 7/19/18	6,251,000	6,322,061
3.7% 6/5/28 (b)	41,645,000	41,814,912
5.25% 7/27/21	1,125,000	1,232,942
5.95% 1/18/18	755,000	771,881
6.15% 4/1/18	5,954,000	6,145,111
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,659,612
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,488,627
Moody's Corp.:
3.25% 1/15/28 (a)	2,386,000	2,351,167
4.875% 2/15/24	2,240,000	2,466,141
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,362,263
2.125% 4/25/18	4,257,000	4,271,074
2.65% 1/27/20	15,070,000	15,227,888
3.125% 7/27/26	13,337,000	12,968,205
4.875% 11/1/22	7,751,000	8,414,617
5% 11/24/25	1,047,000	1,138,673
5.75% 1/25/21	3,512,000	3,885,480
6.625% 4/1/18	10,165,000	10,526,030
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,074,400
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,481,424
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,458,503
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,515,275
		233,798,927
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,724,000	1,769,241
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,160,905
3.95% 11/6/24	2,847,000	2,891,325
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,012,220
2.875% 10/1/18	4,500,000	4,544,735
Hyundai Capital America:
2% 3/19/18 (a)	6,308,000	6,312,334
2.125% 10/2/17 (a)	4,770,000	4,773,406
2.875% 8/9/18 (a)	1,921,000	1,936,842
Synchrony Financial:
1.875% 8/15/17	994,000	994,221
3% 8/15/19	1,459,000	1,479,630
3.75% 8/15/21	2,203,000	2,262,547
4.25% 8/15/24	2,218,000	2,265,658
		39,403,064
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,816,824
3.875% 8/15/22	5,542,000	5,666,113
4.125% 6/15/26	2,032,000	2,020,407
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,807,747
		16,311,091
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	912,473
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,422,694
3.75% 7/10/25	8,311,000	8,466,175
4.875% 6/1/22	3,597,000	3,946,387
Aon Corp. 5% 9/30/20	1,402,000	1,509,604
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,447,961
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,476,350
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,354,995
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	887,497
4.75% 2/8/21	1,477,000	1,606,208
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,679,816
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,748,125
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,869,709
6% 2/10/20 (a)	5,271,000	5,712,135
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	602,379
6.2% 11/15/40	1,297,000	1,674,795
7.375% 6/15/19	1,250,000	1,377,884
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,993,078
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,239,522
4.125% 11/1/24 (a)	1,771,000	1,832,425
Unum Group:
3.875% 11/5/25	4,860,000	4,926,767
4% 3/15/24	5,930,000	6,125,328
5.625% 9/15/20	2,889,000	3,160,540
5.75% 8/15/42	7,278,000	8,642,239
		85,615,086

TOTAL FINANCIALS		748,513,713

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	4,075,481
3.2% 11/6/22	4,580,000	4,696,950
		8,772,431
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,170,212
Zimmer Biomet Holdings, Inc. 2% 4/1/18	9,035,000	9,051,426
		10,221,638
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,939,060
4.25% 10/15/19	11,265,000	11,687,438
4.75% 5/1/23	215,000	227,363
5.875% 3/15/22	260,000	288,275
6.5% 2/15/20	7,140,000	7,791,525
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,851,387
		29,785,048
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	717,302
4.15% 2/1/24	1,093,000	1,165,735
		1,883,037
Pharmaceuticals - 0.8%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,559,220
3% 3/12/20	3,962,000	4,048,336
3.45% 3/15/22	6,868,000	7,078,903
Mylan N.V.:
2.5% 6/7/19	2,445,000	2,464,631
3.15% 6/15/21	5,002,000	5,088,285
3.95% 6/15/26	2,549,000	2,582,999
Perrigo Finance PLC:
3.5% 12/15/21	449,000	464,706
4.9% 12/15/44	511,000	518,911
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,556,206
2.8% 7/21/23	2,593,000	2,521,721
3.15% 10/1/26	3,088,000	2,932,914
Zoetis, Inc.:
1.875% 2/1/18	676,000	676,418
3.25% 2/1/23	1,649,000	1,689,829
		45,183,079

TOTAL HEALTH CARE		95,845,233

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	54,481	54,957
6.795% 8/2/18	83,660	86,169
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,023,151	2,240,640
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	132,859	135,516
8.36% 1/20/19	867,858	867,858
		3,385,140
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,158,842
2.625% 9/4/18	4,630,000	4,664,503
3.375% 6/1/21	2,523,000	2,589,731
3.75% 2/1/22	4,522,000	4,718,377
3.875% 4/1/21	4,057,000	4,231,593
4.25% 9/15/24	3,565,000	3,739,371
4.75% 3/1/20	3,519,000	3,733,198
		25,835,615

TOTAL INDUSTRIALS		29,220,755

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	837,293
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	748,000	791,477

TOTAL INFORMATION TECHNOLOGY		1,628,770

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,810,316
4.25% 11/15/20	1,196,000	1,269,759
		5,080,075
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,093,890
6.75% 10/19/75 (a)(b)	4,773,000	5,453,582
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,915,311
4.5% 8/13/23 (a)	9,000,000	9,656,397
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,885,960
		25,005,140

TOTAL MATERIALS		30,085,215

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	884,979
4.6% 4/1/22	1,403,000	1,499,122
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,217,999
American Tower Corp. 2.8% 6/1/20	9,000,000	9,121,635
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,940,165
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,952,557
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,595,507
4.25% 1/15/24	3,408,000	3,570,265
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,411,706
DDR Corp.:
3.625% 2/1/25	2,629,000	2,501,241
4.25% 2/1/26	1,807,000	1,771,796
4.625% 7/15/22	2,855,000	2,988,885
4.75% 4/15/18	3,691,000	3,763,262
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,173,614
3.75% 12/1/24	1,576,000	1,618,695
3.875% 10/15/22	3,512,000	3,652,564
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,690,773
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,698,875
4.75% 7/15/20	2,827,000	3,013,656
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,146,675
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,735,577
4.7% 9/15/17	568,000	571,132
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,443,394
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,174,912
4.5% 1/15/25	2,677,000	2,710,851
4.5% 4/1/27	16,195,000	16,192,393
4.75% 1/15/28	6,382,000	6,371,859
4.95% 4/1/24	1,354,000	1,417,813
5.25% 1/15/26	5,686,000	6,040,687
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	947,256
5% 12/15/23	737,000	764,483
Weingarten Realty Investors 3.375% 10/15/22	812,000	821,260
WP Carey, Inc. 4% 2/1/25	5,360,000	5,366,443
		108,772,031
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,963,000	4,992,148
4.1% 10/1/24	4,251,000	4,265,964
4.55% 10/1/29	4,524,000	4,569,711
4.95% 4/15/18	3,196,000	3,265,519
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,040,490
3.95% 7/1/22	3,320,000	3,479,752
4.75% 10/1/25	3,533,000	3,800,346
5.25% 3/15/21	1,953,000	2,115,025
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,218,755
4.125% 6/15/22	2,007,000	2,104,462
4.4% 2/15/24	4,876,000	5,158,038
4.75% 10/1/20	4,185,000	4,430,576
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,999,504
3.15% 5/15/23	4,988,000	4,711,410
4.5% 4/18/22	1,218,000	1,244,133
Post Apartment Homes LP 3.375% 12/1/22	790,000	802,999
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,426,476
3.75% 12/1/24	2,960,000	2,970,236
3.875% 12/1/23	1,792,000	1,828,139
6.125% 6/1/20	4,876,000	5,336,021
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,281,177
3.5% 2/1/25	6,443,000	6,401,803
4.125% 1/15/26	1,557,000	1,601,438
4.375% 2/1/45	763,000	756,276
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,699,694
4% 4/30/19	1,357,000	1,394,697
		81,894,789

TOTAL REAL ESTATE		190,666,820

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,202,693
3.6% 2/17/23	6,635,000	6,789,814
4.5% 3/9/48	10,800,000	10,181,236
5.875% 10/1/19	4,711,000	5,098,560
Verizon Communications, Inc.:
5.012% 4/15/49 (a)	1,664,000	1,682,845
5.012% 8/21/54	9,569,000	9,430,843
5.5% 3/16/47	3,802,000	4,161,787
		40,547,778
UTILITIES - 2.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,748,210
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,977,457
6.4% 9/15/20 (a)	7,513,000	8,371,826
Edison International 3.75% 9/15/17	2,401,000	2,411,636
Eversource Energy:
1.45% 5/1/18	1,125,000	1,123,383
2.8% 5/1/23	5,110,000	5,123,204
Exelon Corp. 3.95% 6/15/25	4,402,000	4,555,771
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,829,731
4.25% 3/15/23	11,729,000	12,335,765
7.375% 11/15/31	5,897,000	7,757,002
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	3,005,475
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,864,088
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	547,385
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,296,775
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,392,734
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,923,676
PG&E Corp. 2.4% 3/1/19	600,000	602,963
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,539,941
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,641,964
		83,048,986
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,250,986
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,199,930
2.7% 6/15/21	1,182,000	1,183,701
3.55% 6/15/26	1,891,000	1,895,565
		4,279,196
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3.5964% 9/30/66 (b)	15,230,000	13,173,950
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,397,828
6.5% 12/15/20	1,534,000	1,714,610
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	1,426,000	1,379,655
		21,666,043

TOTAL UTILITIES		110,245,211

TOTAL NONCONVERTIBLE BONDS
(Cost $1,762,819,396)		1,812,467,985

U.S. Government and Government Agency Obligations - 33.4%
U.S. Treasury Inflation-Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,988,576	$46,963,843
0.875% 2/15/47	3,150,337	3,060,187
1% 2/15/46	13,405,550	13,407,522
1.375% 2/15/44	46,767,644	50,940,729
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,998,899	56,985,228
0.125% 7/15/26	38,356,512	37,009,715
0.25% 1/15/25	50,785,869	49,896,143
0.375% 1/15/27	41,665,033	40,933,851
0.625% 1/15/26	61,745,400	62,157,746

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		361,354,964

U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
3% 5/15/45 (c)(d)	42,484,000	43,844,805
3% 11/15/45	38,163,000	39,372,004
3% 2/15/47	113,300,000	117,079,575
3% 5/15/47	7,103,000	7,343,280
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,982,900
1.25% 3/31/21	27,924,000	27,459,317
1.25% 10/31/21	264,057,000	257,888,893
1.875% 3/31/22	199,649,000	199,758,208
2% 12/31/21	437,319,000	440,462,437
2% 6/30/24	221,639,000	219,630,507
2.125% 3/31/24	41,927,000	41,946,664

TOTAL U.S. TREASURY OBLIGATIONS		1,409,768,590

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,779,905,589)		1,771,123,554

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 12.2%
2.44% 10/1/33 (b)	323,359	336,480
2.5% 1/1/43	5,555,110	5,379,744
2.571% 6/1/42 (b)	331,124	341,553
2.614% 5/1/34 (b)	408,499	418,712
2.628% 9/1/33 (b)	276,599	283,480
2.73% 7/1/34 (b)	30,511	31,787
2.798% 10/1/33 (b)	36,103	38,090
2.815% 7/1/35 (b)	18,474	19,132
2.922% 10/1/33 (b)	14,574	15,068
2.944% 11/1/40 (b)	124,944	131,076
2.964% 8/1/36 (b)	820,518	853,066
3% 7/1/22 to 2/1/47	165,130,720	166,599,844
3% 7/1/32 (e)	17,800,000	18,263,163
3% 7/1/32 (e)	17,800,000	18,263,163
3% 7/1/32 (e)	5,900,000	6,053,520
3% 7/1/32 (e)	5,950,000	6,104,821
3% 7/1/32 (e)	5,900,000	6,053,520
3% 7/1/47 (e)	1,600,000	1,597,369
3.019% 10/1/41 (b)	98,543	103,551
3.023% 9/1/41 (b)	188,461	199,779
3.083% 3/1/35 (b)	18,216	19,265
3.13% 5/1/35 (b)	79,801	83,438
3.13% 5/1/36 (b)	203,243	215,639
3.17% 11/1/36 (b)	429,790	445,638
3.25% 7/1/41 (b)	263,755	275,572
3.289% 7/1/37 (b)	65,992	68,842
3.33% 7/1/35 (b)	34,861	36,776
3.338% 6/1/36 (b)	53,033	55,470
3.36% 9/1/36 (b)	314,957	332,404
3.384% 10/1/41 (b)	179,676	190,908
3.413% 2/1/36 (b)	321,517	334,085
3.445% 12/1/35 (b)	202,426	214,569
3.5% 10/1/25 to 6/1/47	156,324,342	161,219,269
3.5% 7/1/47 (e)	1,850,000	1,899,194
3.567% 7/1/41 (b)	341,248	355,497
4% 11/1/31 to 2/1/47	98,485,403	103,939,960
4% 7/1/47 (e)	29,700,000	31,210,298
4.5% 4/1/24 to 4/1/45	34,185,290	36,927,147
4.5% 7/1/47 (e)	4,550,000	4,879,211
5% 9/1/20 to 11/1/44	22,860,158	25,056,799
5.5% 3/1/18 to 3/1/41	22,999,798	25,667,745
6% 10/1/34 to 1/1/42	17,373,527	19,746,966
6.5% 7/1/17 to 8/1/36	1,907,722	2,196,281
7% 11/1/23 to 8/1/32	522,122	591,128
7.5% 9/1/22 to 11/1/31	389,961	453,009
8% 1/1/30 to 3/1/30	2,193	2,511
8.5% 3/1/25 to 6/1/25	460	535

TOTAL FANNIE MAE		647,505,074

Freddie Mac - 6.5%
2.5% 7/1/31	2,019,679	2,037,685
2.855% 3/1/36 (b)	93,209	96,604
2.954% 1/1/35 (b)	53,803	56,625
3% 10/1/28 to 1/1/47	87,076,160	87,553,232
3.017% 4/1/35 (b)	229,244	238,885
3.222% 9/1/41 (b)	195,261	202,548
3.225% 4/1/41 (b)	176,293	185,524
3.282% 6/1/41 (b)	234,582	245,343
3.421% 5/1/41 (b)	190,212	202,103
3.5% 3/1/32 to 5/1/46 (d)	142,721,146	148,128,204
3.5% 7/1/47 (e)	1,700,000	1,745,670
3.539% 3/1/33 (b)	2,100	2,224
3.62% 5/1/41 (b)	263,452	276,123
3.648% 6/1/41 (b)	271,507	284,419
3.66% 11/1/35 (b)	135,084	142,881
4% 6/1/24 to 6/1/47	65,110,369	68,851,634
4.079% 10/1/35 (b)	58,666	62,333
4.5% 7/1/25 to 1/1/45	23,395,773	25,222,031
5% 1/1/35 to 6/1/41	3,926,482	4,309,381
5.5% 1/1/38 to 6/1/41	6,392,286	7,109,472
6% 4/1/32 to 8/1/37	989,308	1,118,839
7.5% 5/1/26 to 11/1/31	41,164	48,019
8% 4/1/27 to 5/1/27	2,868	3,337
8.5% 9/1/26 to 1/1/28	10,297	11,615

TOTAL FREDDIE MAC		348,134,731

Ginnie Mae - 3.6%
3% 3/20/46 to 2/20/47	95,958,900	97,014,147
3.5% 1/15/41 to 7/15/43	13,839,140	14,394,570
3.5% 7/1/47 (e)	2,400,000	2,484,918
3.5% 7/1/47 (e)	2,550,000	2,640,226
4% 2/15/40 to 4/20/47	32,592,164	34,700,723
4% 7/1/47 (e)	4,200,000	4,418,232
4% 7/1/47 (e)	5,420,000	5,701,623
4% 7/1/47 (e)	4,200,000	4,418,232
4.5% 5/15/39 to 5/20/41	17,178,065	18,485,204
5% 3/15/39 to 4/15/41	2,692,862	2,980,876
6.5% 4/15/35 to 11/15/35	100,330	115,616
7% 1/15/28 to 7/15/32	1,138,852	1,328,673
7.5% 4/15/22 to 10/15/28	275,648	316,847
8% 3/15/30 to 9/15/30	14,986	18,187
8.5% 3/15/30	2,307	2,444

TOTAL GINNIE MAE		189,020,518

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,186,956,928)		1,184,660,323

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.9211% 4/25/35 (b)	$234,160	$231,524
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (a)(b)	1,837,128	587,881
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.2661% 12/25/33 (b)	12,544	12,163
Series 2004-R11 Class M9, 3.6465% 11/25/34 (b)	112,185	7,614
Series 2004-R2 Class M3, 2.0411% 4/25/34 (b)	31,593	27,025
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.9961% 3/25/34 (b)	16,878	16,107
Series 2004-W11 Class M2, 2.2661% 11/25/34 (b)	171,092	171,158
Series 2004-W7 Class M1, 2.0411% 5/25/34 (b)	166,916	161,533
Series 2006-W4 Class A2C, 1.3761% 5/25/36 (b)	384,454	132,665
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.8486% 4/25/34 (b)	496,970	470,683
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,572,062	9,796,680
Class AA, 2.487% 12/16/41 (a)	2,402,021	2,393,153
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	5,328,000	5,333,111
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1636% 12/25/36 (b)	635,000	520,678
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,417,951
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.4661% 3/25/32 (b)	11,075	11,004
Series 2004-3 Class M4, 2.6711% 4/25/34 (b)	18,612	17,528
Series 2004-4 Class M2, 2.0111% 6/25/34 (b)	28,168	28,054
Series 2004-7 Class AF5, 5.868% 1/25/35	497,690	505,881
Fannie Mae Series 2004-T5 Class AB3, 1.9411% 5/28/35 (b)	13,702	12,594
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.3911% 8/25/34 (b)	79,983	77,695
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 2.0411% 3/25/34 (b)	616	534
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,411,908
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.9511% 1/25/35 (b)	334,000	311,324
Class M4, 2.2361% 1/25/35 (b)	122,221	64,417
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	140,731	133,413
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	4,039
Home Equity Asset Trust:
Series 2003-3 Class M1, 2.5061% 8/25/33 (b)	122,085	119,592
Series 2003-5 Class A2, 1.7236% 12/25/33 (b)	11,595	11,221
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.4061% 1/25/37 (b)	425,381	303,314
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.3236% 5/25/37 (b)	87,447	16,015
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 2.1911% 7/25/34 (b)	7,114	6,833
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	784	428
Series 2006-OPT1 Class A1A, 1.7361% 6/25/35 (b)	208,282	201,899
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.8961% 8/25/34 (b)	20,187	18,399
Series 2004-NC6 Class M3, 3.3911% 7/25/34 (b)	44,549	41,869
Series 2004-NC8 Class M6, 3.0911% 9/25/34 (b)	52,323	51,927
Series 2005-NC1 Class M1, 1.8761% 1/25/35 (b)	48,254	45,576
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.7261% 9/25/35 (b)	503,000	492,040
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8986% 9/25/34 (b)	170,787	170,879
Class M4, 3.1986% 9/25/34 (b)	241,000	150,477
Series 2005-WCH1 Class M4, 2.4611% 1/25/36 (b)	520,000	517,938
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.0161% 4/25/33 (b)	1,796	1,658
Saxon Asset Securities Trust Series 2004-1 Class M1, 2.0111% 3/25/35 (b)	182,819	175,824
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.1956% 6/15/33 (b)	63,936	63,822
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.9411% 9/25/34 (b)	11,882	10,933
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8836% 9/25/34 (b)	10,148	9,708
TOTAL ASSET-BACKED SECURITIES
(Cost $37,978,591)		37,268,669

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.7761% 1/25/35 (b)	207,149	207,378
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1606% 2/25/37 (b)	122,032	118,459
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.3136% 7/25/35 (b)	183,053	179,484
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.3441% 6/10/35 (a)(b)	38,894	36,712
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	6,939	6,832

TOTAL PRIVATE SPONSOR		548,865

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	326,287	344,726
Series 1999-57 Class PH, 6.5% 12/25/29	323,924	368,344
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	31,899	32,003
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	4,971,179	4,954,540
Series 2007-35 Class SC, 33.17% 6/16/37 (b)(g)	34,889	63,556
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	5,674,971	5,720,892

TOTAL U.S. GOVERNMENT AGENCY		11,484,061

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,867,275)		12,032,926

Commercial Mortgage Securities - 0.9%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1.6061% 1/25/36 (a)(b)	320,733	296,912
Class M1, 1.6661% 1/25/36 (a)(b)	67,108	62,216
Class M2, 1.6861% 1/25/36 (a)(b)	20,245	17,968
Class M3, 1.7161% 1/25/36 (a)(b)	29,430	24,243
Series 2007-1 Class A2, 1.2936% 3/25/37 (a)(b)	86,697	76,833
Series 2007-2A:
Class A1, 1.2606% 7/25/37 (a)(b)	92,505	86,814
Class A2, 1.3106% 7/25/37 (a)(b)	86,584	79,567
Class M2, 1.4006% 7/25/37 (a)(b)	48,102	38,654
Class M3, 1.4806% 7/25/37 (a)(b)	37,292	29,013
Series 2007-3:
Class A2, 1.2806% 7/25/37 (a)(b)	125,479	112,747
Class M1, 1.3006% 7/25/37 (a)(b)	51,404	46,576
Class M2, 1.3306% 7/25/37 (a)(b)	54,040	48,646
Class M3, 1.3606% 7/25/37 (a)(b)	118,098	90,039
Class M4, 1.4906% 7/25/37 (a)(b)	186,636	127,560
Class M5, 1.5906% 7/25/37 (a)(b)	50,432	27,217
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9891% 12/15/27 (a)(b)	1,596,106	1,602,074
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,268,894
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	824,964	824,154
CSMC Series 2015-TOWN:
Class B, 2.8891% 3/15/28 (a)(b)	870,000	869,310
Class C, 3.2391% 3/15/28 (a)(b)	848,000	847,628
Class D, 4.1891% 3/15/28 (a)(b)	1,283,000	1,283,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,654,296
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,892,404
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,287,293
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (a)(b)	1,359,000	1,339,749
Class D, 3.2391% 4/15/27 (a)(b)	2,897,000	2,841,805
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	2,791,664	2,809,225
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	2,573,584	2,575,568
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,439,000	5,453,545
Class B, 4.181% 11/15/34 (a)	1,920,000	1,928,067
Class C, 5.205% 11/15/34 (a)	1,346,000	1,355,071
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,368,103	5,350,927
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	234,300	233,835
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $44,156,861)		44,581,850

Municipal Securities - 2.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,182,746
6.65% 3/1/22	4,360,000	5,082,060
7.5% 4/1/34	5,055,000	7,358,109
7.55% 4/1/39	6,085,000	9,290,091
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	877,105
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,242,864
Series 2012 B, 5.432% 1/1/42	1,205,000	1,024,672
Series 2014 B, 6.314% 1/1/44	5,300,000	4,918,294
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,008,000	1,010,651
4.95% 6/1/23	4,950,000	4,969,454
5.1% 6/1/33	30,265,000	28,331,672
Series 2010-1, 6.63% 2/1/35	12,290,000	12,613,350
Series 2010-3:
5.547% 4/1/19	120,000	123,158
6.725% 4/1/35	9,480,000	9,566,647
7.35% 7/1/35	5,540,000	5,927,745
Series 2010-5, 6.2% 7/1/21	2,260,000	2,333,088
Series 2011:
5.665% 3/1/18	4,465,000	4,538,003
5.877% 3/1/19	14,325,000	14,823,224
Series 2013:
2.69% 12/1/17	1,225,000	1,222,036
3.14% 12/1/18	1,270,000	1,256,475
TOTAL MUNICIPAL SECURITIES
(Cost $129,389,523)		126,691,444

Bank Notes - 1.3%
Capital One NA:
1.65% 2/5/18	20,761,000	20,752,737
2.95% 7/23/21	5,645,000	5,686,152
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,966,861
3.1% 6/4/20	6,380,000	6,501,022
8.7% 11/18/19	1,503,000	1,698,346
KeyBank NA:
2.25% 3/16/20	9,000,000	9,044,487
6.95% 2/1/28	800,000	1,001,654
PNC Bank NA 2.3% 6/1/20	1,450,000	1,457,998
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,771,253
Regions Bank 7.5% 5/15/18	13,237,000	13,857,683
TOTAL BANK NOTES
(Cost $68,786,696)		69,738,193
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.10% (h)
(Cost $350,625,911)	350,582,917	350,653,033
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $5,372,486,770)		5,409,217,977
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(99,726,903)
NET ASSETS - 100%		$5,309,491,074

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/32	$(5,400,000)	$(5,540,510)
Ginnie Mae
3.5% 7/1/47	(4,900,000)	(5,073,375)
4% 7/1/47	(2,100,000)	(2,209,116)
4% 7/1/47	(7,520,000)	(7,910,738)
4% 7/1/47	(4,200,000)	(4,418,232)

TOTAL GINNIE MAE		(19,611,461)

TOTAL TBA SALE COMMITMENTS
(Proceeds $25,246,947)		$(25,151,971)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(62,287)	$0	$(62,287)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,539,563 or 4.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $93,915.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $231,988.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,138,236
Total	$1,138,236

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,812,467,985	$--	$1,812,467,985	$--
U.S. Government and Government Agency Obligations	1,771,123,554	--	1,771,123,554	--
U.S. Government Agency - Mortgage Securities	1,184,660,323	--	1,184,660,323	--
Asset-Backed Securities	37,268,669	--	36,664,773	603,896
Collateralized Mortgage Obligations	12,032,926	--	11,996,214	36,712
Commercial Mortgage Securities	44,581,850	--	44,581,850	--
Municipal Securities	126,691,444	--	126,691,444	--
Bank Notes	69,738,193	--	69,738,193	--
Money Market Funds	350,653,033	350,653,033	--	--
Total Investments in Securities:	$5,409,217,977	$350,653,033	$5,057,924,336	$640,608
Derivative Instruments:
Assets
Swaps	$--	$--	$--	$--
Total Assets	$--	$--	$--	$--
Liabilities
Swaps	$(62,287)	$--	$(62,287)	$--
Total Liabilities	$(62,287)	$--	$(62,287)	$--
Total Derivative Instruments:	$(62,287)	$--	$(62,287)	$--
Other Financial Instruments:
TBA Sale Commitments	$(25,151,971)	$--	$(25,151,971)	$--
Total Other Financial Instruments:	$(25,151,971)	$--	$(25,151,971)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(62,287)
Total Credit Risk	0	(62,287)
Total Value of Derivatives	$0	$(62,287)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,021,860,859)	$5,058,564,944
Fidelity Central Funds (cost $350,625,911)	350,653,033
Total Investments (cost $5,372,486,770)		$5,409,217,977
Receivable for investments sold		58,566
Receivable for TBA sale commitments		25,246,947
Receivable for fund shares sold		30,164,856
Interest receivable		29,911,118
Distributions receivable from Fidelity Central Funds		285,457
Other receivables		248
Total assets		5,494,885,169
Liabilities
Payable for investments purchased
Regular delivery	$43,723,182
Delayed delivery	116,228,243
TBA sale commitments, at value	25,151,971
Payable for fund shares redeemed	207,869
Bi-lateral OTC swaps, at value	62,287
Other payables and accrued expenses	20,543
Total liabilities		185,394,095
Net Assets		$5,309,491,074
Net Assets consist of:
Paid in capital		$5,282,562,460
Undistributed net investment income		5,083,159
Accumulated undistributed net realized gain (loss) on investments		(14,918,441)
Net unrealized appreciation (depreciation) on investments		36,763,896
Net Assets, for 50,585,188 shares outstanding		$5,309,491,074
Net Asset Value, offering price and redemption price per share ($5,309,491,074 ÷ 50,585,188 shares)		$104.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017
Investment Income
Interest		$67,334,337
Income from Fidelity Central Funds		1,138,236
Total income		68,472,573
Expenses
Custodian fees and expenses	$41,144
Independent trustees' fees and expenses	9,404
Total expenses before reductions	50,548
Expense reductions	(39,759)	10,789
Net investment income (loss)		68,461,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,254,449
Fidelity Central Funds	22,598
Futures contracts	134,294
Swaps	(105,840)
Total net realized gain (loss)		8,305,501
Change in net unrealized appreciation (depreciation) on: Investment securities	57,317,749
Futures contracts	229,770
Swaps	107,461
Delayed delivery commitments	868,046
Total change in net unrealized appreciation (depreciation)		58,523,026
Net gain (loss)		66,828,527
Net increase (decrease) in net assets resulting from operations		$135,290,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,461,784	$142,382,334
Net realized gain (loss)	8,305,501	11,373,066
Change in net unrealized appreciation (depreciation)	58,523,026	52,343,743
Net increase (decrease) in net assets resulting from operations	135,290,311	206,099,143
Distributions to shareholders from net investment income	(72,841,331)	(139,322,055)
Distributions to shareholders from net realized gain	(24,485,599)	(55,196,827)
Total distributions	(97,326,930)	(194,518,882)
Share transactions
Proceeds from sales of shares	342,156,401	301,340,992
Reinvestment of distributions	97,700,234	194,145,570
Cost of shares redeemed	(33,835,903)	(253,096,192)
Net increase (decrease) in net assets resulting from share transactions	406,020,732	242,390,370
Total increase (decrease) in net assets	443,984,113	253,970,631
Net Assets
Beginning of period	4,865,506,961	4,611,536,330
End of period	$5,309,491,074	$4,865,506,961
Other Information
Undistributed net investment income end of period	$5,083,159	$9,462,706
Shares
Sold	3,273,064	2,809,199
Issued in reinvestment of distributions	933,821	1,848,305
Redeemed	(323,175)	(2,421,060)
Net increase (decrease)	3,883,710	2,236,444

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

	Six months endedJune 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$104.18	$103.71	$106.70	$103.29	$108.89	$107.64
Income from Investment Operations
Net investment income (loss)A	1.406	3.167	3.292	3.178	2.829	3.111
Net realized and unrealized gain (loss)	1.394	1.659	(3.071)	3.336	(4.398)	3.442
Total from investment operations	2.800	4.826	.221	6.514	(1.569)	6.553
Distributions from net investment income	(1.505)	(3.096)	(3.137)	(3.104)	(2.826)	(3.056)
Distributions from net realized gain	(.515)	(1.260)	(.074)	–	(1.205)	(2.247)
Total distributions	(2.020)	(4.356)	(3.211)	(3.104)	(4.031)	(5.303)
Net asset value, end of period	$104.96	$104.18	$103.71	$106.70	$103.29	$108.89
Total ReturnB,C	2.71%	4.70%	.18%	6.37%	(1.46)%	6.16%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.71%G	3.00%	3.11%	3.01%	2.68%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$5,309,491	$4,865,507	$4,611,536	$4,393,843	$3,945,749	$4,252,424
Portfolio turnover rateH	140%G	162%	248%	151%	333%	291%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$86,644,736
Gross unrealized depreciation	(45,166,610)
Net unrealized appreciation (depreciation) on securities	$41,478,126
Tax cost	$5,367,739,851

The Fund elected to defer to its next fiscal year approximately $23,376,837 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(105,840)	$107,461
Interest Rate Risk
Futures Contracts	134,294	229,770
Totals	$28,454	$337,231

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $126,205,035 and $498,139,153, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $37,674.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,404.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30,355.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	7.1%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	20.6%
VIP Investment Grade Bond Portfolio	71.6%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Central Fund as of June 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.0016%	$1,000.00	$1,027.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VIGC-SANN-0817
1.831205.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017